15. Intangible assets (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	R$ 3,757	R$ 3,614
Intangible assets, accumulated depreciation	(1,833)	(1,706)
Intangible assets, net	1,924	1,908	R$ 6,543
Goodwill - retail
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	2,217	2,217
Intangible assets, accumulated depreciation	(1,110)	(1,110)
Intangible assets, net	1,107	1,107	2,272
Tradename - cash and carry
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	39	39
Intangible assets, accumulated depreciation	0	0
Intangible assets, net	39	39	2,121
Commercial rights - retail
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	86	80
Intangible assets, accumulated depreciation	0	0
Intangible assets, net	86	80	650
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	1,038	929
Intangible assets, accumulated depreciation	(487)	(406)
Intangible assets, net	551	523	1,127
Software capital lease
Disclosure of detailed information about intangible assets [line items]
Intangible assets, cost	377	349
Intangible assets, accumulated depreciation	(236)	(190)
Intangible assets, net	R$ 141	R$ 159	R$ 89